SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024		Dec. 31, 2025
Class A redeemable ordinary shares [Member]
Numerator:
Allocation of net income	$ 1,396,946		$ 652,646
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	6,104,313		8,625,000
Basic net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Numerator:
Allocation of net income	$ 1,384,138		$ 652,646
Denominator:
Diluted weighted average ordinary shares outstanding (in Shares)	6,104,313		8,625,000
Diluted net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Class A and B non-redeemable ordinary shares [Member]
Numerator:
Allocation of net income	$ 513,446		$ 184,822
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	2,243,636	[1]	2,442,500
Basic net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Numerator:
Allocation of net income	$ 526,254		$ 184,822
Denominator:
Diluted weighted average ordinary shares outstanding (in Shares)	2,320,880	[1]	2,442,500
Diluted net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.